Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Y $ / shares	Dec. 31, 2024 USD ($) Y $ / shares	Dec. 31, 2023 USD ($) Y $ / shares	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value at measurement date, share options granted	$ 1.69	$ 3.68	$ 1.57	SFr 1.47	SFr 3.13	SFr 1.33
Weighted average assumptions
Share price (USD and weighted average)	$ 2.4	$ 3.99	$ 2.08
Dividend yield	0.00%	0.00%	0.00%
Minimum
Weighted average assumptions
Exercise price (USD)	$ 1.84	$ 3.39	$ 2.03
Risk free interest rate	4.20%	3.70%	4.00%
Expected volatility	56.00%	82.00%	72.00%
Expected term (in years) | Y	6.25	5.5	5.5
Maximum
Weighted average assumptions
Exercise price (USD)	$ 2.91	$ 4.23	$ 3.11
Risk free interest rate	4.50%	4.20%	4.60%
Expected volatility	85.00%	107.00%	86.00%
Expected term (in years) | Y	8.25	6	6